CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (21,922,217)	$ (34,433,662)	$ (39,493,123)
Other comprehensive gain:
Change in net unrealized gains on available-for-sale securities	1,247	367	23,040
Comprehensive loss	$ (21,920,970)	$ (34,433,295)	$ (39,470,083)